Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation
i.	Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (US GAAP) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by US GAAP have been condensed or omitted. Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and an Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”). The results of operations for the three and nine months ended December 31, 2023, are not necessarily indicative of the results for the fiscal year ending March 31, 2024, or any future interim period.

These Condensed Consolidated Financial Statements follow the same significant accounting policies as those included in the audited consolidated financial statements of Zoomcar, Inc. for the year ended March 31, 2023. In the opinion of management, these condensed consolidated financial statements reflect all adjustments, consisting only of normal recurring adjustments, which are necessary for the fair statement of the condensed consolidated financial position, results of operations, and cash flows for these interim periods.

The unaudited Condensed Consolidated Financial Statements include the accounts of the Company and its wholly owned subsidiaries and variable interest entities in which the Company is the primary beneficiary, including an entity in India and in other geographical locations. All intercompany accounts and transactions have been eliminated in the unaudited condensed consolidated financial statements herein.

The equity of the comparative period of the Company has been presented based on the historical equity of Zoomcar, Inc. restated using the exchange ratio to reflect the equity structure of the SPAC.

i.	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (US GAAP). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and an Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

These statements include the financial statements of Zoomcar, Inc. and its wholly owned and controlled subsidiaries and subsidiaries in which the Company holds a controlling financial interest or is the primary beneficiary. Intercompany transactions and accounts have been eliminated in consolidation.

Principles of consolidation
ii.	Principles of consolidation

The unaudited Condensed Consolidated Financial Statements include the accounts of Zoomcar Holdings, Inc. and of its wholly owned subsidiaries and variable interest entities in which the Company is the primary beneficiary, including an entity in India and in other geographical locations (collectively, the “Company”).

The Company determines, at the inception of each arrangement, whether an entity in which it has made an investment or in which it has other variable interest is considered a VIE. The Company consolidates a VIE when it is the primary beneficiary. The primary beneficiary of a VIE is the party that meets both of the following criteria:

(i)	has the power to direct the activities that most significantly affect the economic performance of the VIE; and

(ii)	has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE.

Periodically, the Company determines whether any changes in its interest or relationship with the entity impact the determination of whether the entity is still a VIE and, if so, whether the Company is the primary beneficiary.

As at December 31, 2023, following are the list of subsidiaries and step-down subsidiaries:

Name of Entity	Place of Incorporation	Investor Entity
Zoomcar, Inc.	USA	Zoomcar Holdings, Inc.
Zoomcar India Private Limited	India	Zoomcar, Inc.
Zoomcar Netherlands Holding B. V	Netherlands	Zoomcar, Inc.
Fleet Holding Pte ltd	Singapore	Zoomcar, Inc.
Fleet Mobility Philippines Corporation	Philippines	Zoomcar, Inc.
Zoomcar Egypt Car Rental LLC	Egypt	Zoomcar Netherlands Holding
PT Zoomcar Indonesia Mobility Service	Indonesia	Fleet Holding Pte ltd
Zoomcar Vietnam Mobility LLC	Vietnam	Fleet Holding Pte ltd

As at December 31, 2023, the subsidiaries and step-down subsidiaries of Zoomcar Holdings, Inc. have been consolidated using the Variable Interest Entity (‘VIE’) model as per ASC 810. In determining whether the VIE model was applicable to the subsidiaries the criteria prescribed under ASC 810 were examined as below:

-	The subsidiaries were incorporated as legal entities under the laws and regulations of the country in which they are incorporated.
-	The scope exemptions under ASC 810 were not applicable to the entities.
-	Zoomcar Holdings, Inc holds variable interest in all the subsidiaries by way of contribution towards equity and in the form of debt.
-	The entities are variable interest entities for Zoomcar Holdings, Inc since the legal entities do not have sufficient equity investment at risk and equity investors at risk.

For the purpose of equity interests, the interests held by employees are also considered under ASC 810 since employees are considered as de-facto agents. Thus, Zoomcar Egypt Car Rental LLC, Fleet Mobility Philippines Corporation, and Zoomcar Vietnam Mobility LLC are considered as wholly owned subsidiaries of Zoomcar, Inc and step-down subsidiaries of Zoomcar Holdings, Inc

Through the direct and indirect interest that Zoomcar Holdings, Inc. holds in the subsidiaries, Zoomcar Holdings, Inc. has the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and has the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Accordingly, Zoomcar Holdings, Inc. is the primary beneficiary with respect to all the subsidiaries and consolidates the subsidiaries under the VIE model except Zoomcar India Private Limited, Zoomcar Netherlands Holding B.V, Fleet Holding Pte Ltd and PT Zoomcar Indonesia Mobility Service which are consolidated as per the voting interest model.

On August 14, 2023, Zoomcar Vietnam Mobility LLC has voluntarily filed application for bankruptcy with the local authorities of Vietnam. In accordance with ASC 205-30, the liquidation of the VIE is imminent and thus the financial statements of VIE are prepared on a liquidation basis, which entails valuing assets at their estimated net realizable values and recording liabilities at their expected settlement amounts. Further, in accordance with ASC 810-10-15-10, the Company consolidate the VIE as the bankruptcy application is pending with the authorities in Vietnam and unless the application is admitted, the Company holds a variable interest and still is the primary beneficiary. Refer Note 31.

The assets/liabilities consolidated for the VIE are not material.

ii.	Principles of consolidation

The consolidated financial statements include the accounts of Zoomcar, Inc. and of its wholly owned subsidiaries and variable interest entities in which the Company is the primary beneficiary, including an entity in India and in other geographical locations (collectively, the “Company”).

The Company determines, at the inception of each arrangement, whether an entity in which it has made an investment or in which it has other variable interest is considered a VIE. The Company consolidates a VIE when it is the primary beneficiary. The primary beneficiary of a VIE is the party that meets both of the following criteria:

(i)	has the power to direct the activities that most significantly affect the economic performance of the VIE; and
(ii)	has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE.

Periodically, the Company determines whether any changes in its interest or relationship with the entity impact the determination of whether the entity is still a VIE and, if so, whether the Company is the primary beneficiary.

As at March 31, 2023, following are the list of subsidiaries and step-down subsidiaries:

Name of Entity	Place of Incorporation	Investor Entity
Zoomcar, Inc.	USA	Zoomcar Holdings, Inc.
Zoomcar India Private Limited	India	Zoomcar, Inc.
Zoomcar Netherlands Holding B.V	Netherlands	Zoomcar, Inc.
Fleet Holding Pte ltd	Singapore	Zoomcar, Inc.
Fleet Mobility Philippines Corporation	Philippines	Zoomcar, Inc.
Zoomcar Egypt Car Rental LLC	Egypt	Zoomcar Netherlands Holding
PT Zoomcar Indonesia Mobility Service	Indonesia	Fleet Holding Pte ltd
Zoomcar Vietnam Mobility LLC	Vietnam	Fleet Holding Pte ltd

As at March 31, 2023, the subsidiaries and step-down subsidiaries of Zoomcar Inc. have been consolidated using the Variable Interest Entity (‘VIE’) model as per ASC 810. In determining whether the VIE model was applicable to the subsidiaries the criteria prescribed under ASC 810 were examined as below:

-	The subsidiaries were incorporated as legal entities under the laws and regulations of the country in which they are incorporated.
-	The scope exemptions under ASC 810 were not applicable to the entities
-	Zoomcar Inc holds variable interest in all the subsidiaries by way of contribution towards equity and in the form of debt
-	The entities are variable interest entities for Zoomcar Inc since the legal entities do not have sufficient equity investment at risk and equity investors at risk.

For the purpose of equity interests, the interests held by employees are also considered under ASC 810 since employees are considered as de-facto agents. Thus, Zoomcar Egypt Car Rental LLC, Fleet Mobility Philippines Corporation, and Zoomcar Vietnam Mobility LLC are considered as wholly owned subsidiaries of Zoomcar Inc.

Through the direct and indirect interest that Zoomcar Inc. holds in the subsidiaries, Zoomcar Inc. has the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and has the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Accordingly, Zoomcar Inc. is the primary beneficiary with respect to all the subsidiaries and consolidates the subsidiaries under the VIE model except Zoomcar India Private Limited, Zoomcar Netherlands Holding B.V, Fleet Holding Pte Ltd and PT Zoomcar Indonesia Mobility Service which are consolidated as per the voting interest model.

Use of estimates and assumptions
iii.	Use of estimates and assumptions

The use of estimates and assumptions as determined by management is required in the preparation of the Condensed Consolidated Financial Statements in conformity with US GAAP. These estimates are based on management’s evaluation of historical trends and other information available when the Condensed Consolidated Financial Statements are prepared and may affect the amounts reported and related disclosures. Actual results could differ from those estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis.

The significant estimates, judgments and assumptions that affect the condensed consolidated financial statements include, but are not limited to; are:

a.	Estimation of defined benefit obligation
b.	Estimation of useful lives and residual values of property, plant & equipment, and intangible assets
c.	Fair value measurement of financial instruments
d.	Fair value measurement of share-based payments

e.	Leases – assumption to determine the incremental borrowing rate
f.	Discount rate for discounting deferred payments
g.	Valuation allowance on deferred tax assets
h.	Estimation of utilization of receivable from government authorities

iii.	Use of estimates and assumptions

The use of estimates and assumptions as determined by management is required in the preparation of the Consolidated Financial Statements in conformity with US GAAP. These estimates are based on management’s evaluation of historical trends and other information available when the Consolidated Financial Statements are prepared and may affect the amounts reported and related disclosures. Actual results could differ from those estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis.

The significant estimates, judgments and assumptions that affect the consolidated financial statements include, but are not limited to; are:

a.	Estimation of defined benefit obligation
b.	Estimation of useful lives and residual values of property, plant & equipment and intangible assets
c.	Fair value measurement of financial instruments
d.	Fair value measurement of share-based payments
e.	Leases – assumption to determine the incremental borrowing rate
f.	Valuation allowance on deferred tax assets
g.	Estimation of utilisation of receivable from government authorities

Revenue recognition
iv.	Revenue recognition

The Company derives its revenue principally from short-term self-drive rentals.

Self-drive rentals

Zoomcar operates a fleet of rental vehicles comprising of both vehicles owned by them and vehicles leased from third-party leasing companies. The Company either leases or subleases vehicles to its customers as a result, the Company has considered itself to be the accounting lessor or sublessor, as applicable, in these arrangements in accordance with ASC 842.

Rental revenues are recognized for rental and rental related activities on a straight-line basis evenly over the period of where an identified asset is transferred to the customer and the customer has the ability to control that asset in accordance with ASC 842. Transaction price charged by the Company is as per agreed rates between the Company and the customer. In the case of leased vehicles, the Company was solely responsible for paying vehicle lease costs to the lessor regardless of whether the vehicles were booked for use by guests on the platform and accordingly recognized vehicle lease revenue on a gross basis.

For vehicles that are subleased, sublease income and related lease expense for these transactions are recognized on a gross basis in the condensed consolidated financial statements.

Rental periods are generally short-term in nature and are classified as operating leases.

Facilitation revenue (“Host services”)

The Company has launched a new platform “Zoomcar Host Services” during the year ended March 2022. Zoomcar Host Services is a marketplace feature of the platform that helps owners of vehicles (“Hosts/ Customer/Lessors”) connect with users (“Renters/Lessee”) in temporary need of a vehicle on leasehold basis for their personal use.

Facilitation Services revenue consists of facilitation fees charged to Hosts, net of incentives and refunds and trip protection charged to the Renters. The Company charges facilitation fees to its customers as a percentage of the value of the total booking, excluding taxes. The Company collects both the booking value on behalf of the Host and the trip protection charges from the renter. On a daily basis the Company, or its third-party payment processors, disburse the booking value to the host, less the fees due from the host to the Company. The amounts charged for trip fees for the Marketplace service vary based on factors such as the vehicle type, the day of the week, time of the trip, and the duration of the trip. Hence, the Company’s primary performance obligation in the transaction with respect to the Host is to facilitate the successful completion of the rental transaction and with respect to the renter is to offer trip protection.

Customer support is rendered to both the Host (customer/lessor) and the renter (lessee). Company being the intermediary between the two provides its platform through which all communication takes place related to any services e.g., extension of trip period. Such services also include the normal customer support related to any vehicle breakdowns, tracking of vehicles, renter background checks, vehicle ownership checks and various other activities which are part of an ongoing set of series required for successful listing, renting and completion of trip. These activities are not distinct from each other and are not separate performance obligations. As a result, these series of services integrate together to form a single performance obligation.

In case of booking value collected from the renter on behalf of the Host, the Company evaluates the presentation of revenue on a gross versus net basis based on whether or not it is the principal(gross) or the agent (net) in the transaction. The Company considers whether it controls the right to use the vehicle before control is transferred to the renter. Indicators of control that the Company considers include whether the Company is primarily responsible for fulfilling the promise associated with the booking of the vehicle, whether it has inventory risk associated with the vehicle, and whether it has discretion in establishing the prices for the vehicles booked. The Company determined that it does not establish pricing for vehicles listed on its platform and does not control the right to use the host’s vehicle at any time before, during, or after completion of a trip booked on the Company’s platform. Accordingly, the Company has concluded that it is acting in an agent capacity, and revenue is presented net reflecting the facilitation fees received from the Marketplace service. The customer simultaneously receives and consumes the benefits provided by the entity’s performance as the entity performs. Revenue is recognized ratably over the trip period. The Company recognizes facilitation revenue from these performance obligations on a straight-line basis over the duration of the rental trip using the output method as its performance obligation is satisfied over time. The Company uses the output method based on rental hours or days, where revenue is calculated based on the percentage of total time elapsed in relation to total estimated rental period. In the event a user books a trip extension, at the time the extension is booked, the service revenue is recognized on a straight-line basis over the duration of the extension period.

The Company offers various incentive programs to hosts, including minimum guaranteed listing fees and vehicle listing bonus payments. The incentives are recorded in accordance with ASC 606- 10-32-25 and ASC 606-10-32-27 as a reduction to revenue and in cases where the amount of incentive paid to the Host are above the facilitation fees earned from that Host on cumulative basis the excess of the revenue amount is recorded as a marketing expense in the condensed consolidated statement of operations. These incentives are offered as part of overall marketing strategy of the company and incentivize the hosts to refer the platform. During the year ended March 31, 2023, company has stopped providing minimum guaranteed listing fees incentive.

Loyalty program

The Company offers loyalty program, Z-Points, wherein customers are eligible to earn loyalty points that are redeemable for payment towards facilitation fees, self-drive rentals and vehicle subscriptions. Under ASC 606 and ASC 842, each transaction that generates loyalty points results in the deferral of revenue equivalent to the retail value at the date the points are earned. The associated revenue or rental is recognized when the customer redeems the loyalty points at some time in future. The retail value of points is estimated based on the current retail value measured as of the date the loyalty points are earned, less an estimated amount representing loyalty points that are not expected to be redeemed (“breakage”). Breakage is reviewed on an annual basis and includes significant assumptions such as historical breakage trends, internal Company forecasts and extended redemption period, if any. As at December 31, 2023 and March 31, 2023, the Company’s deferred revenue balance amounted to $99,899 and $260,705 respectively.

Others

The Company has elected to exclude from revenue, taxes assessed by a governmental authority that are both imposed on and are concurrent with specific revenue producing transactions and collected from customers and remitted to governmental authorities. Accordingly, such amounts are not included as a component of revenue or cost of revenue.

Contract liabilities

Contract liabilities primarily consists of obligations to customers for advance received against a new booking, revenue-share payable to customers for vehicles listed by them on Company’s portal for short-term rentals and related to Company’s points-based loyalty program.

vi.	Revenue recognition

The Company derives its revenue principally from short-term self-drive rentals and vehicle subscriptions.

Self-drive rentals

Zoomcar operates a fleet of rental vehicles comprising of both vehicles owned by them and vehicles leased from third-party leasing companies. The Company either leases or subleases vehicles to its customers as a result, the Company has considered itself to be the accounting lessor or sublessor, as applicable, in these arrangements in accordance with ASC 842.

Rental revenues are recognized for rental and rental related activities on a straight-line basis evenly over the period of where an identified asset is transferred to the customer and the customer has the ability to control that asset in accordance with ASC 842. Transaction price charged by the Company is as per agreed rates between the Company and the customer. In case of leased vehicles, the Company was solely responsible for paying vehicle lease costs to the lessor regardless of whether the vehicles were booked for use by guests on the platform and accordingly recognized vehicle lease revenue on a gross basis.

For vehicles that are subleased, sublease income and related lease expense for these transactions are recognized on a gross basis in the consolidated financial statements.

Rental periods are generally short-term in nature and are classified as operating leases.

Vehicle subscriptions

The Company provides vehicles under subscription model to subscribers for a period of 1 month to 24 months. The subscription amount for each month is fixed based on number of months and vehicle type subscribed.

The subscription model permits the subscribers to list back the vehicle on the Company’s portal whereby any revenue earned through self-drive rentals are shared between the subscriber and the Company.

Under the subscription model, where an identified asset is transferred to the customer and the customer has the ability to control that asset, rental revenues are recognized in accordance with ASC 842.

Facilitation revenue (“Host services”)

The Company has launched a new platform “Zoomcar Host Services” during the year. Zoomcar Host Services is a marketplace feature of the platform that helps owners of vehicles (“Hosts/ Customer/Lessors”) connect with users (“Renters/Lessee”) in temporary need of a vehicle on leasehold basis for their personal use.

Facilitation Services revenue consists of facilitation fees charged to Hosts, net of incentives and refunds and trip protection charged to the Renters. The Company charges facilitation fees to its customers as a percentage of the value of the total booking, excluding taxes. The Company collects both the booking value on behalf of the Host and the trip protection charges from the renter. On a daily basis the Company, or its third-party payment processors, disburse the booking value to the host, less the fees due from the host to the Company. The amounts charged for trip fees for the Marketplace service vary based on factors such as the vehicle type, the day of the week, time of the trip, and the duration of the trip. Hence, the Company’s primary performance obligation in the transaction with respect to the Host is to facilitate the successful completion of the rental transaction and with respect to the renter is to offer trip protection

Customer support is rendered to both the Host (customer/lessor) and the renter (lessee). Company being the intermediary between the two provides its platform through which all communication takes place related to any services e.g., extension of trip period. Such services also include the normal customer support related to any vehicle breakdowns, tracking of vehicles, renter background checks, vehicle ownership checks and various other activities which are part of an ongoing set of series required for successful listing, renting and completion of trip. These activities are not distinct from each other and are not separate performance obligations. As a result, these series of services integrate together to form a single performance obligation.

In case of booking value collected from the renter on behalf of the Host, the Company evaluates the presentation of revenue on a gross versus net basis based on whether or not it is the principal(gross) or the agent (net) in the transaction. The Company considers whether it controls the right to use the vehicle before control is transferred to the renter. Indicators of control that the Company considers include whether the Company is primarily responsible for fulfilling the promise associated with the booking of the vehicle, whether it has inventory risk associated with the vehicle, and whether it has discretion in establishing the prices for the vehicles booked. The Company determined that it does not establish pricing for vehicles listed on its platform and does not control the right to use the host’s vehicle at any time before, during, or after completion of a trip booked on the Company’s platform. Accordingly, the Company has concluded that it is acting in an agent capacity, and revenue is presented net reflecting the facilitation fees received from the Marketplace service. The customer simultaneously receives and consumes the benefits provided by the entity’s performance as the entity performs. Revenue is recognised rateably over the trip period. The Company recognizes facilitation revenue from these performance obligations on a straight-line basis over the duration of the rental trip using the output method as its performance obligation is satisfied over time. The Company uses the output method based on rental hours or days, where revenue is calculated based on the percentage of total time elapsed in relation to total estimated rental period. In the event a user books a trip extension, at the time the extension is booked, the service revenue is recognized on a straight-line basis over the duration of the extension period.

The Company offers various incentive programs to hosts, including minimum guaranteed listing fees and vehicle listing bonus payments. The incentives are recorded in accordance with ASC 606-10-32-25 and ASC 606-10-32-27 as a reduction to revenue and in cases where the amount of incentive paid to the Host are above the facilitation fees earned from that Host on cumulative basis the excess of the revenue amount are recorded as a marketing expense in the consolidated statement of operations. These incentives are offered as part of overall marketing strategy of the company and incentivize the hosts to refer the platform. During the year, company has stopped providing minimum guaranteed listing fees incentive.

Loyalty program

The Company offers loyalty program, Z-Points, wherein customers are eligible to earn loyalty points that are redeemable for payment towards facilitation fees, self-drive rentals and vehicle subscriptions. Under ASC 606 and ASC 842, each transaction that generates loyalty points results in the deferral of revenue equivalent to the retail value at the date the points are earned. The associated revenue or rental is recognized when the customer redeems the loyalty points at some time in future. The retail value of points is estimated based on the current retail value measured as of the date the loyalty points are earned, less an estimated amount representing loyalty points that are not expected to be redeemed (“breakage”). Breakage is reviewed on an annual basis and includes significant assumptions such as historical breakage trends, internal Company forecasts and extended redemption period, if any. The Company had deferred revenue amounting to $260,705 and $277,399 as at March 31, 2023 and March 31, 2022, respectively

Others

The Company has elected to exclude from revenue, taxes assessed by a governmental authority that are both imposed on and are concurrent with specific revenue producing transactions and collected from customers/subscribers and remitted to governmental authorities. Accordingly, such amounts are not included as a component of revenue or cost of revenue.

Contract liabilities

Contract liabilities primarily consists of obligations to customers for advance received against a new booking, revenue-share payable to customers for vehicles listed by them on Company’s portal for short-term rentals and related to Company’s points-based loyalty program.

Receivables from government authorities
v.	Receivables from government authorities

Receivables from government authorities represent amounts owed to the Company by government agencies which are recognized when the Company has performed the required services and when they meet the eligibility criteria outlined in the applicable government regulations.

Receivables from government authorities are classified based on their expected period of utilization. If the receivables are expected to be utilized within twelve months from the reporting date, they are classified as current assets. If the receivables are not expected to be utilized within twelve months from the reporting date, they are classified as non-current assets.

x.	Receivables from government authorities

Receivables from government authorities represent amounts owed to the Company by government agencies which are recognized when the Company has performed the required services and when they meet the eligibility criteria outlined in the applicable government regulations.

Receivables from government authorities are classified based on their expected period of utilization. If the receivables are expected to be utilized within twelve months from the reporting date, they are classified as current assets. If the receivables are not expected to be utilized within twelve months from the reporting date, they are classified as non-current assets.

Assets held for sale
vi.	Assets held for sale

The Company classifies vehicles to be disposed of as held for sale in the period in which they are available for immediate sale in their present condition and the sale is probable and expected to be completed within one year. The Company initially measures assets held for sale at the lower of their carrying value or fair value less costs to sell and assesses their fair value annually until disposed. The fair value of Assets held for sale not traded in an active market is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an asset are observable, the Valuation is included in Level 2.

The Company has a policy of disposing vehicles once it has crossed 120,000 kilometers (approx. 75,000 miles) in order to ensure that customer experience is maintained at a premium level. In addition, the Company also disposes vehicles early if it has met with accident and is no more fit for use in the business once the insurance claims are realized on these vehicles.

In case of certain vehicles which are not sold within one year from date of classification, the Company reassess the carrying value of the assets to compare it with the realizable value.

xiv.	Assets held for sale

The Company classifies vehicles to be disposed of as held for sale in the period in which they are available for immediate sale in their present condition and the sale is probable and expected to be completed within one year. The Company initially measures assets held for sale at the lower of their carrying value or fair value less costs to sell and assesses their fair value annually until disposed. The fair value of Assets held for sale not traded in an active market is determined using valuation techniques which maximise the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an asset are observable, the Valuation is included in Level 2.

The Company has a policy of disposing vehicles once it has crossed 120,000 kilometres in order to ensure that customer experience is maintained at a premium level. In addition, the Company also disposes vehicles early if it has met with accident and is no more fit for use in the business once the insurance claims are realized on these vehicles.

In case of certain vehicles which are not sold within one year from date of classification, the Company reassess the carrying value of the assets to compare it with the realisable value.

Stock-based compensation
vii.	Stock-based compensation

The Company accounts for stock-based compensation expense in accordance with the fair value recognition and measurement provisions of US GAAP, which requires compensation cost for grant-date fair value of stock-based awards to be recognized over the requisite service period. The Company includes a forfeiture estimate in the amount of compensation expense being recognized based on the Company’s estimate of equity instruments that will eventually vest. The fair value of stock-based awards, granted or modified, is determined on the grant date at fair value, using appropriate valuation techniques.

The Company records stock-based compensation expense for service-backed stock options over the requisite service period, which ranges from 6 months to 4 years.

For stock options with service-based vesting conditions only, the valuation model, typically the Black-Scholes option-pricing model, incorporates various assumptions including expected stock price volatility, expected term, and risk-free rates. Stock options with graded vesting the fair- value-based measure is estimated of the entire award by using a single weighted-average expected term. The Company estimates the volatility of common stock on the date of the grant based on weighted-average historical stock price volatility of comparable publicly traded companies in its industry group. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant with a term equal to the expected term. The Company estimates the term based on the simplified method for employee stock options considered to be “plain vanilla” options as the Company’s historical share option exercise experience does not provide a reasonable basis upon which to estimate the expected term. The expected dividend yield is 0.0% as the Company has not paid and does not anticipate paying dividend on its common stock.

The Company estimates a forfeiture rate on an annual basis for the purpose of computation of stock-based compensation expense. The rate is used consistently across the subsequent interim periods during the year.

In case of cancellation of stock-based awards with no concurrent grant of a replacement award or other valuable consideration, any unrecognized compensation cost is recognized immediately on the cancellation date.

xx.	Stock-based compensation

The Company accounts for stock-based compensation expense in accordance with the fair value recognition and measurement provisions of US GAAP, which requires compensation cost for grant-date fair value of stock-based awards to be recognized over the requisite service period. The Company includes a forfeiture estimate in the amount of compensation expense being recognized based on the Company’s estimate of equity instruments that will eventually vest. The fair value of stock-based awards, granted or modified, is determined on the grant date at fair value, using appropriate valuation techniques.

The Company records stock-based compensation expense for service-backed stock options over the requisite service period, which ranges from 6 months to 4 years.

For stock options with service-based vesting conditions only, the valuation model, typically the Black-Scholes option-pricing model, incorporates various assumptions including expected stock price volatility, expected term, and risk-free rates. Stock options with graded vesting the fair-value-based measure is estimated of the entire award by using a single weighted-average expected term. The Company estimates the volatility of common stock on the date of the grant based on weighted-average historical stock price volatility of comparable publicly traded companies in its industry group. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant with a term equal to the expected term. The Company estimates the term based on the simplified method for employee stock options considered to be “plain vanilla” options as the Company’s historical share option exercise experience does not provide a reasonable basis upon which to estimate the expected term. The expected dividend yield is 0.0% as the Company has not paid and does not anticipate paying dividend on its common stock.

During the year ended March 31, 2022, the exercise period stock options held by employees who have resigned from the Company has been revised from 3 years to 5 years from the date of resignation. The impact of this modification is immaterial.

Warrants
viii.	Warrants

When the Company issues warrants, it evaluates the proper balance sheet classification of the warrant to determine whether the warrant should be classified as equity or as a derivative liability on the condensed consolidated balance sheets. In accordance with ASC 815-40, Derivatives and Hedging-Contracts in the Entity’s Own Equity (ASC 815-40), the Company classifies a warrant as equity so long as it is “indexed to the Company’s equity” and several specific conditions for equity classification are met. A warrant is not considered indexed to the Company’s equity, in general, when it contains certain types of exercise contingencies or adjustments to exercise price. If a warrant is not indexed to the Company’s equity or it has net cash settlement that results in the warrants to be accounted for under ASC 480, Distinguishing Liabilities from Equity, or ASC 815-40, it is classified as a derivative liability which is carried on the condensed consolidated balance sheet at fair value with any changes in its fair value recognized currently in the condensed consolidated statement of operations.

During the previous year ended March 31, 2023, and six months ended September 30, 2023, the Company had issued warrants along with Notes as defined in “Convertible Promissory notes and Senior Subordinated Convertible Promissory Note (SSCPN)” policy and also as consideration to placement agents for the issuance of SSCPN which were earlier classified as derivative instruments.

The Company had also preferred stocks and common stocks warrants (as described below) issued during the year ended March 31, 2022, and were classified as liabilities and equity respectively.

Each unit of Series E preferred stock issued by the Company consisted of one Series E preferred stock and a warrant which entitled the holder to purchase one share of common stock of the Company on the satisfaction of certain conditions. Warrants were also issued to placement agencies of Series E and Series E1. Warrants issued to placement agencies included the following two categories: a) warrants to purchase common stock of the company; and b) warrants to purchase Series E and Series E1 shares.

Warrants to be converted into common stock:

The Company’s warrants to purchase common stock were classified as equity. Upon issuance of the warrant, the Company had allocated a portion of the proceeds from the sale of its preferred stock to the warrant based on the relative fair values of warrants and preferred stock.

Warrants to be converted into preferred stock:

The Company’s warrants to purchase convertible preferred stock were classified as a liability and were held at fair value as the warrants were exercisable for contingently redeemable preferred stock, which was classified outside of stockholders’ deficits.

The warrant instruments classified as liability were subject to re-measurement at each balance sheet date, and any change in fair value was recognized as a component of finance costs. The Company had adjusted the liability for changes in fair value as of the date of their reclassification on Reverse Recapitalization.

Warrants issued along with SSCPN:

The warrants issued along with the SSCPN satisfied the definition of a derivative in accordance with ASC 815-10-15-83 since they contained an underlying, had cash less payment provisions, that could have been net settled in shares and had a very minimal initial net investment. Accordingly, the derivatives were measured at fair value and subsequently revalued at each reporting date.

The Company continued to adjust the liability classified warrant for changes in the fair value until the Reverse Recapitalization transaction at which time the warrants have been reclassified to additional paid-in-capital. Refer note- 17.

xxiv.	Warrants

When the Company issues warrants, it evaluates the proper balance sheet classification of the warrant to determine whether the warrant should be classified as equity or as a derivative liability on the consolidated balance sheets. In accordance with ASC 815-40, Derivatives and Hedging-Contracts in the Entity’s Own Equity (ASC 815-40), the Company classifies a warrant as equity so long as it is “indexed to the Company’s equity” and several specific conditions for equity classification are met. A warrant is not considered indexed to the Company’s equity, in general, when it contains certain types of exercise contingencies or adjustments to exercise price. If a warrant is not indexed to the Company’s equity or it has net cash settlement that results in the warrants to be accounted for under ASC 480, Distinguishing Liabilities from Equity, or ASC 815-40, it is classified as a derivative liability which is carried on the consolidated balance sheet at fair value with any changes in its fair value recognized currently in the consolidated statement of operations.

During the year, the Company has issued warrants along with Notes as defined in “Convertible Promissory notes and Senior Subordinated Convertible Promissory Note (SSCPN)” policy and also as consideration to placement agents for the issuance of SSCPN which are classified as derivative instruments, refer note 32.

The Company also has preferred stocks and common stocks warrants (as described below) issued during the year ended March 31, 2022 and are classified as liabilities and equity respectively.

Each unit of Series E preferred stock issued by the Company consists of one Series E preferred stock and a warrant which entitle the holder to purchase one share of common stock of the Company on the satisfaction of certain conditions. Warrants are also issued to placement agencies of Series E and Series E1. Warrants issued to placement agencies include the following two categories: a) warrants to purchase common stock of the company; and b) warrants to purchase Series E and Series E1 shares.

Warrants to be converted into common stock:

The Company’s warrants to purchase common stock are classified as equity on the consolidated balance sheets. Upon issuance of the warrant, the Company allocated a portion of the proceeds from the sale of its preferred stock to the warrant based on the relative fair values of warrants and preferred stock.

Warrants to be converted into preferred stock:

The Company’s warrants to purchase convertible preferred stock are classified as a liability on the consolidated balance sheets and held at fair value because the warrants are exercisable for contingently redeemable preferred stock, which is classified outside of stockholders’ deficits.

The warrant liability is subject to re-measurement at each balance sheet date, and any change in fair value is recognized as a component of finance costs. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrants.

Warrants issued along with SSCPN:

The warrants issued along with the SSCPN satisfy the definition of a derivative in accordance with ASC 815-10-15-83 since it contains an underlying, has payment provisions, can be net settled and has a very minimal initial net investment. Accordingly, the derivatives are measured at fair value and subsequently revalued at each reporting date. Refer note 32.

Financial liabilities measured at fair value
ix.	Financial liabilities measured at fair value -

Convertible Promissory notes, Senior Subordinated Convertible Promissory Note (“SSCPN”) and Unsecured Convertible Note (“Atalaya Note”)

On April 1, 2022, the Company adopted Accounting Standards Update (“ASU”) 2020-06 that simplifies the accounting for convertible instruments. ASU 2020-06 (i) reduced the number of accounting models for convertible instruments, by eliminating the models that require separation of cash conversion or beneficial conversion features from the host and (ii) revised the derivative scope exception and (iii) provided targeted improvements for Earnings Per Share (“EPS”). The adoption of ASU 2020-06 did not have a material impact on the Company’s outstanding convertible debt instruments as of April 1, 2022.

The Company has issued convertible promissory notes, senior subordinated convertible promissory notes (“Notes”) and Atalaya Note, it evaluates the balance sheet classification to determine whether the instrument should be classified either as debt or equity, and whether the conversion feature should be accounted for separately from the host instrument. According to ASC 480-10-25-14, the notes are classified as liabilities because the Company intends to settle them by issuing variable number of shares with a fixed and known monetary value at the time of inception. The Company evaluates the conversion feature of notes would be separated from the instrument and classified as a derivative liability if the conversion feature, were it a standalone instrument, meets the definition of an “embedded derivative” in ASC 815, Derivatives and Hedging. However, the Company has elected fair value option for these notes, as discussed below and thus does not bifurcate the embedded conversion feature.

Fair Value Option (“FVO”) Election

The Company accounts for Convertible Promissory notes and Senior Subordinated Convertible Promissory Note and convertible promissory notes issued under the fair value option election of ASC 825, Financial Instruments (“ASC-825”) as discussed below.

The convertible promissory notes accounted for under the FVO election are a debt host financial instruments containing conversion features which would otherwise be required to be assessed for bifurcation from the debt-host and recognized as separate derivative liabilities subject to measurements under ASC 815. Notwithstanding, ASC 825-10-15-4 provides for the “fair value option” (“FVO”) election, to the extent not otherwise prohibited by ASC 825-10-15- 5, to be afforded to financial instruments, wherein bifurcation of an embedded derivative is not necessary, and the financial instrument is initially measured at its issue-date estimated fair value and then subsequently remeasured at estimated fair value on a recurring basis at each reporting period date.

The estimated fair value adjustment, as required by ASC 825-10-45-5, is recognized as a component of other comprehensive income (“OCI”) with respect to the portion of the fair value adjustment attributed to a change in the instrument-specific credit risk, with the remaining amount of the fair value adjustment recognized under Finance costs shown as “Change in fair value of convertible promissory note” and “Change in fair value of senior subordinated convertible promissory note” in the accompanying condensed consolidated statement of operations. With respect to the above convertible promissory notes, as provided for by ASC 825-10-50-30(b), the estimated fair value adjustment is presented as a separate line item in the accompanying condensed consolidated statement of operations, since the change in fair value of the convertible promissory notes payable was not attributable to instrument specific credit risk.

During three month ended December 31, 2023, as a result of consummation of the Business Combination by way of a Reverse Recapitalization, the notes outstanding were converted into 4,248,178 shares of the Company’s Common Stock.

The SSCPN and Notes were adjusted for their carrying value through statement of operations as on date of Reverse Recapitalization and credited at carrying value to the capital accounts upon conversion to reflect the stock issued.

xxii.	Financial liabilities measured at fair value

Convertible Promissory notes and Senior Subordinated Convertible Promissory Note (SSCPN)

On April 1, 2022, the Company adopted Accounting Standards Update (“ASU”) 2020-06 that simplifies the accounting for convertible instruments. ASU 2020-06 (i) reduced the number of accounting models for convertible instruments, by eliminating the models that require separation of cash conversion or beneficial conversion features from the host and (ii) revised the derivative scope exception and (iii) provided targeted improvements for Earnings Per Share (“EPS”). The adoption of ASU 2020-06 did not have a material impact on the Company’s outstanding convertible debt instruments as of April 1, 2022.

The Company, during the year, has issued convertible promissory notes and senior subordinated convertible promissory notes (“Notes”), it evaluates the balance sheet classification to determine whether the instrument should be classified either as debt or equity, and whether the conversion feature should be accounted for separately from the host instrument. According to ASC 480-10-25-14, the notes are classified as liabilities because the Company intends to settle them by issuing variable number of shares with a fixed and known monetary value at the time of inception. The Company evaluates the conversion feature of notes would be separated from the instrument and classified as a derivative liability if the conversion feature, were it a standalone instrument, meets the definition of an “embedded derivative” in ASC 815, Derivatives and Hedging. However, the Company has elected fair value option for all notes, as discussed below and thus does not bifurcate the embedded conversion feature.

Fair Value Option (“FVO”) Election

The Company accounts for Convertible Promissory notes and Senior Subordinated Convertible Promissory Note and convertible promissory notes issued under the fair value option election of ASC 825, Financial Instruments (“ASC-825”) as discussed below.

The convertible promissory notes accounted for under the FVO election are a debt host financial instruments containing conversion features which would otherwise be required to be assessed for bifurcation from the debt-host and recognized as separate derivative liabilities subject to measurements under ASC 815. Notwithstanding, ASC 825-10-15-4 provides for the “fair value option” (“FVO”) election, to the extent not otherwise prohibited by ASC 825-10-15-5, to be afforded to financial instruments, wherein bifurcation of an embedded derivative is not necessary, and the financial instrument is initially measured at its issue-date estimated fair value and then subsequently remeasured at estimated fair value on a recurring basis at each reporting period date.

The estimated fair value adjustment, as required by ASC 825-10-45-5, is recognized as a component of other comprehensive income (“OCI”) with respect to the portion of the fair value adjustment attributed to a change in the instrument-specific credit risk, with the remaining amount of the fair value adjustment recognized under Finance costs shown as “Change in fair value of convertible promissory note” and “Change in fair value of senior subordinated convertible promissory note” in the accompanying consolidated statement of operations. With respect to the above convertible promissory notes, as provided for by ASC 825-10-50-30(b), the estimated fair value adjustment is presented as a separate line item in the accompanying consolidated statement of operations, since the change in fair value of the convertible promissory notes payable was not attributable to instrument specific credit risk.

Net profit/(loss) per share attributable to common stockholders
x.	Net profit/(loss) per share attributable to common stockholders

The Company computes net profit/(loss) per share using the two-class method required for participating securities. The two-class method requires income available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all the income for the period had been distributed. The Company’s convertible preferred stock is participating security. The holders of the convertible preferred stock would be entitled in preference to common shareholders, at specified rate, if declared.

Then any remaining earnings would be distributed to the holders of common stock and convertible preferred stock on a pro-rata basis assuming conversion of all convertible preferred stock into common stock. This participating security do not contractually require the holders of such shares to participate in the Company’s losses. As such, net losses for the periods presented were not allocated to the Company’s participating securities.

The Company’s basic profit/(loss) per share is computed using the weighted-average number of ordinary shares outstanding during the period. The diluted profit/(loss) per share is computed by considering the impact of potential issuance of common stock on the weighted average number of shares outstanding during the period, except where the results would be anti-dilutive.

xxv.	Net loss per share attributable to common stockholders

The Company computes net (loss) per share using the two-class method required for participating securities. The two-class method requires income available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all the income for the period had been distributed.

The Company’s convertible preferred stock is participating security. The holders of the convertible preferred stock would be entitled in preference to common shareholders, at specified rate, if declared. Then any remaining earnings would be distributed to the holders of common stock and convertible preferred stock on a pro-rata basis assuming conversion of all convertible preferred stock into common stock. This participating security do not contractually require the holders of such shares to participate in the Company’s losses. As such, net losses for the periods presented were not allocated to the Company’s participating securities.

The Company’s basic loss per share is computed using the weighted-average number of ordinary shares outstanding during the period. The diluted loss per share is computed by considering the impact of potential issuance of common stock on the weighted average number of shares outstanding during the period, except where the results would be anti-dilutive.

Provisions and accrued expenses.
xi.	Provisions and accrued expenses.

A provision is recognized in the consolidated balance sheet when the Company has a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation. If the effect is material, provisions are recognized at present value by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money.

Provisions for onerous contracts are recognized when the expected benefits to be derived by the Company from a contract are lower than the unavoidable costs of meeting the future obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Company recognizes any impairment loss on the assets associated with that contract. The Company does not have any onerous contracts.

xxvi.	Provisions and accrued expenses

A provision is recognized in the consolidated balance sheet when the Company has a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation. If the effect is material, provisions are recognized at present value by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money.

Provisions for onerous contracts are recognized when the expected benefits to be derived by the Company from a contract are lower than the unavoidable costs of meeting the future obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Company recognizes any impairment loss on the assets associated with that contract.

Fair value measurements and financial instruments
xii.	Fair value measurements and financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with ASC 820, Fair Value Measurement (“ASC 820”), the Company uses the fair value hierarchy, which prioritizes the inputs used to measure fair value. The hierarchy, as defined below, gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of the fair value hierarchy are set forth below:

Level 1	Observable inputs such as quoted prices in active markets for identical assets or liabilities.
Level 2	Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities in active markets, quoted prices in markets that are not active or inputs other than the quoted prices that are observable either directly or indirectly for the full term of assets or liabilities.
Level 3	Unobservable inputs in which there is little or no market data and that are significant to the fair value of the assets or liabilities.

During the three months ended December 31, 2023, the Company’s primary financial instruments included cash and cash equivalents, investments, accounts receivables, other financial assets, accounts payable, and debt, convertible promissory note, SSCPN, warrant liability and other financial liabilities. The estimated fair value of cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their carrying value due to short-term maturities of these instruments.

xxvii.	Fair value measurements and financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with ASC 820, Fair Value Measurement (“ASC 820”), the Company uses the fair value hierarchy, which prioritizes the inputs used to measure fair value. The hierarchy, as defined below, gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of the fair value hierarchy are set forth below:

Level 1	Observable inputs such as quoted prices in active markets for identical assets or liabilities.
Level 2	Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities in active markets, quoted prices in markets that are not active or inputs other than the quoted prices that are observable either directly or indirectly for the full term of assets or liabilities.
Level 3	Unobservable inputs in which there is little or no market data and that are significant to the fair value of the assets or liabilities.

The Company’s primary financial instruments include cash and cash equivalents, investments, accounts receivables, other financial assets, accounts payable, and debt, convertible promissory note, SSCPN, warrant liability and other financial liabilities. The estimated fair value of cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their carrying value due to short-term maturities of these instruments.

Recent Accounting Pronouncements
xiii.	Recent Accounting Pronouncements

Accounting Pronouncement Adopted

In July 2023, the FASB issued ASU 2023-03 - Presentation of Financial Statements (Topic 205), Income Statement—Reporting Comprehensive Income (Topic 220), Distinguishing Liabilities from Equity (Topic 480), Equity (Topic 505), and Compensation—Stock Compensation (Topic 718). The ASU amends or supersedes various SEC paragraphs within the Codification to conform to past SEC announcements and guidance issued by the SEC. The ASU is effective immediately upon issuance and did not have a material impact on the Company’s condensed consolidated financial statements.

Accounting Pronouncement Pending Adoption

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topics 740): Improvements to Income Tax Disclosures” to expand the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid. ASU 2023-09 is effective for our annual periods beginning January 1, 2025, with early adoption permitted. We are currently evaluating the potential effect that the updated standard will have on our financial statement disclosures.

There are other new accounting pronouncements issued by the FASB that the Company has adopted or will adopt, as applicable, and the Company does not believe any of these accounting pronouncements have had, or will have, a material impact on its condensed consolidated financial statements or disclosures.

If a warrant is not indexed to the Company’s equity or it has net cash settlement that results in the warrants to be accounted for under ASC 480, Distinguishing Liabilities from Equity, or ASC 815-40, it is classified as a derivative liability which is carried on the consolidated balance sheet at fair value with any changes in its fair value recognized currently in the consolidated statement of operations.
Currency translation
iv.	Currency translation

The consolidated financial statements are presented in US Dollars (“$”) which is the reporting currency of the Company.

Monetary assets and liabilities, and transactions denominated in currencies other than the functional currency are remeasured at the exchange rate on the balance sheet date and nonmonetary assets and liabilities are measured at historical exchange rates. The gains and losses resulting from remeasurement are recorded as foreign exchange gains (losses), within other income (expense), in the consolidated statement of operations.

The functional currency of the Company’s foreign subsidiaries is either the local currency or U.S. dollar depending on the nature of the subsidiaries’ activities. The Company determines the functional currency for each of its foreign subsidiaries by reviewing their operations and currencies used in their primary economic environments.

Assets and liabilities of the subsidiaries with functional currency other than U.S. Dollar are translated into U.S. Dollar at the rate of exchange existing at the Balance Sheet date. Retained earnings and other equity items are translated at historical rates, revenues and expenses are translated at average exchange rates during the year. Foreign currency translation adjustments are recorded within accumulated other comprehensive income, a separate component of total equity (deficit).

Comprehensive Income (Loss)
v.	Comprehensive Income (Loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss), net of tax. Other comprehensive income (loss), net of tax, refers to revenue, expenses, gains, and losses that under generally accepted accounting principles are recorded as an element of members’ equity but are excluded from net income (loss). The Company’s other comprehensive income (loss), net of tax, consists of foreign currency translation adjustments that result from consolidation of its foreign entities and actuarial gain/ (loss) on defined benefit obligations.

Cash and cash equivalents
vii.	Cash and cash equivalents

Cash and cash equivalents include cash on hand, bank balances and certificate to deposits (highly liquid investments with an original maturity of three months or less). Cash and cash equivalents are recorded at cost, which approximates fair value.

Cash and cash equivalents includes amounts collected on behalf of but not yet remitted to the Hosts which are included in accrued and other current liabilities in the consolidated financial statements.

Accounts receivables, net of allowance
viii.	Accounts receivables, net of allowance

Accounts receivables are stated net of allowances and primarily represent corporate debtors and dues from payment gateways for amounts paid by customers. In case of corporate debtors, the payment terms generally include a credit of 30-60 days. The amounts receivable from payment gateways are settled within 2 days.

The Company records an allowance for credit losses for amounts owed for completed transactions that may never settle or be collected. The Company estimates its exposure to balances deemed to be uncollectible based on factors including known facts and circumstances, historical experience, and the age of the uncollected balances. Accounts receivable balances are written off against the allowance of credit losses after all means of collection has been exhausted and potential recovery is considered remote.

Other receivables
ix.	Other receivables

Other receivables include amounts recoverable from host. The receivable from host is adjusted for an allowance on account of host which are not active on the platform for more than 90 days.

Concentration of credit risk
xi.	Concentration of credit risk

Cash and cash equivalents, investments, other receivables, and accounts receivable are potentially subject to credit risk concentration. The Company have not experienced any material losses related to these concentrations during the years presented. No customers accounted for 10% or more of revenue for the years ended March 31, 2023 and 2022.

Property and equipment, net
xii.	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives

The Company follows the practice of charging maintenance and repair costs for furniture and fixtures, office equipment and computers, including minor costs of replacements, to maintenance expenses.

The IOT devices installed on host vehicles in the marketplace business have been depreciated over 5 years with a residual value of 0 -30%.

When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the consolidated balance sheet and any resulting gain or loss is reflected on the consolidated statement of operations in the period realized.

Intangible assets, net
xiii.	Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and impairment losses, if any. Intangible assets are amortized over their estimated useful life of 3 years on straight line method.

Impairment
xv.	Impairment

Long-lived assets such as property and equipment, right-of-use assets and intangible assets that are held and used by the Company are reviewed for impairment when events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company monitors the long-lived assets for impairment indicators on an on-going basis. If impairment indicators exist, the Company determines the recoverability of the asset by comparing the undiscounted cash flows expected to be generated from the use and eventual disposition the long-lived asset groups to the related net book values. If the net book value of the asset group exceeds the undiscounted cash flows, an impairment loss is recognized as the difference between the carrying value of the asset and its estimated fair value.

The Company estimate cash flows and fair value using internal budgets based on recent sales data and economic uncertainties. The key factors that affect estimates are (1) future revenue estimates; (2) customer preferences and decisions; and (3) product pricing. Any differences in actual results from the estimates could result in fair values different from the estimated fair values, which could materially affect our future results of operations and financial condition. The Company believe the projections of anticipated future cash flows and fair value assumptions are reasonable; however, changes in assumptions underlying these estimates could affect its valuations.

Leases
xvi.	Leases

The Company has made a policy election not to separate non-lease components from lease components, therefore, it accounts for lease and non-lease components as a single lease component. The Company has also elected the short-term lease recognition exemption for all leases that qualify.

As a lessee

The Company determines if a contract contains a lease at the inception of the arrangement based on whether it has the right to obtain substantially all of the economic benefits from the use of an identified asset and whether it has the right to direct the use of an identified asset in exchange for consideration, which relates to an asset which the Company does not own.

If any of the following criteria are met, the Company classifies the lease as a financing lease (as a lessee) or as a direct financing or sales-type lease (both as a lessor):

●	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;

●	The lease grants the lessee an option to purchase the underlying asset that the Company is reasonably certain to exercise;
●	The lease term is for 75% or more of the remaining economic life of the underlying asset, unless the commencement date falls within the last 25% of the economic life of the underlying asset;
●	The present value of the sum of the lease payments equals or exceeds 90% of the fair value of the underlying asset; or
●	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term

Leases that do not meet any of the above criteria are accounted for as operating leases.

Right of use (“ROU”) assets and lease liabilities are recognized at the commencement date based on the present value of the lease payments over the lease term. Lease liabilities represent the present value of lease payments not yet paid and ROU assets represent the Company’s right to use an underlying asset and are based upon the operating lease liabilities adjusted for prepayments or accrued lease payments, initial direct costs, lease incentives, and impairment of lease assets, if any.

Lease payments may be fixed or variable; however, only fixed payments or in-substance fixed payments are included in the Company’s lease liability calculation. Variable lease payments may include costs such as common area maintenance, utilities, real estate taxes or other costs. Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments is incurred.

The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate (“IBR”), because the interest rate implicit in most of the Company’s leases is not readily determinable. The IBR is obtained from financial institutions based on the understanding of the Company’s credit rating and resulting interest rate the Company would have to pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The Company remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

-	The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
-	A lease contract is modified, and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

The Company recognises the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset. However, if the carrying amount of the right-of-use asset is reduced to zero and there is a further reduction in the measurement of the lease liability, any remaining amount is recognised as a gain on modification in the consolidated statement of operations.

Certain lease arrangements include the options to extend or terminate the lease before the end of the lease term. ROU assets and lease liabilities includes these options when it is reasonably certain that they will be exercised.

For operating leases, lease expense is recognized on a straight-line basis in operations over the lease term. For finance leases, amortization is recorded on a straight-line basis over the lease term and interest using the effective interest method.

As a Lessor

The Company’s lease arrangements include vehicle rentals to its ultimate customers. Certain lease arrangements include the options to extend or terminate the lease before the end of the lease term. Due to the short-term nature of these arrangements, the Company classifies these leases as operating leases. The Company does not separate lease and non-lease components in its lessor lease arrangements. Lease payments are primarily fixed and are recognized as revenue in the period over which the lease arrangement occurs.

Investments
xvii.	Investments
Investments in fixed deposits consist of term deposits with original maturities of more than three months with banks. These are designated as financial assets at amortized cost.
Expenses
xviii.	Expenses

Cost of revenue

Cost of revenue expenses primarily consist of personnel-related compensation costs of local operations teams and teams who provide phone, email and chat support to users, repairs and maintenance expenses of vehicles, vehicle site rentals, vehicle depreciation, power and fuel charges and other direct expenses.

Technology and development

Technology and development expenses primarily consist of personnel-related compensation costs and information technology and data science expenses. Technology and development costs are expensed as incurred.

Sales and marketing

Sales and marketing expenses primarily consist of personnel-related compensation costs, advertising expenses and marketing partnerships with third parties. Sales and marketing costs are expensed as incurred. Advertising expenses incurred for the year ended March 31, 2023 amounts to $3,329,731 (March 31, 2022: $4,748,059).

General and administrative

General and administrative expenses primarily consist of personnel-related compensation costs, professional services fees, administrative fees, depreciation, facility costs, and other corporate costs. General and administrative expenses are expensed as incurred.

Finance costs

Finance costs comprises interest cost on debt, transaction costs, interest cost on defined contribution plans and interest expense on lease liabilities. Borrowing costs are recognized in the Consolidated Statement of Operations using the effective interest method.

Employee benefits
xix.	Employee benefits

Defined benefit plan

Employees in India are entitled to a defined benefit retirement plan covering eligible employees of the Company. The plan provides for a lump-sum payment to eligible employees, at retirement, death, and incapacitation or on termination of employment, of an amount based on the respective employees’ salary and tenure of employment. The Company’s benefit plan is unfunded.

Management makes certain assumptions relating to discount rates, salary growth, retirement rates, mortality rates and other factors when calculating annual amounts to be recognized. These assumptions are reviewed annually by management, assisted by the enrolled actuary, and updated as warranted.

Amortization of a net gain or loss included in accumulated other comprehensive income shall be included as a component of net pension cost for a year if, as of the beginning of the year, that net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market-related value of plan assets. If amortization is required, the minimum amortization shall be that excess divided by the average remaining service period of active employees expected to receive benefits under the plan. Prior service cost is amortized on a straight-line basis from the date recognized over the average remaining service period of active participants, when applicable.

Compensated absences

The Company’s liability for compensated absences is determined based on an actuarial valuation using the projected unit credit method and is charged to Consolidated Statement of Operations in the year in which they accrue.

Defined contribution plan

Eligible employees of the Company in India participate in a defined contribution fund in accordance with the regulatory requirements in the Indian jurisdiction. Both the employee and the Company contribute an equal amount to the fund which is equal to a specified percentage of the employee’s salary.

The Company has no further obligation under defined contribution plans beyond the contributions made under these plans. Contributions are charged to profit or loss and are included in the consolidated statement of operations in the year and/or period in which they accrue.

Debt
xxi.	Debt

The debt instruments of the Company consist of debentures and term loans from financial institutions. The Company based on available proceeds makes periodic prepayments of scheduled instalments and the same has been accounted under ASC 470-50.

The debt has been classified into current or non-current based on the payment terms of the debt instruments. Non-current obligations are those scheduled to mature beyond twelve months from the date of the Company’s consolidated balance sheet.

Troubled Debt Restructuring

A modification is a troubled debt restructuring (TDR) if (a) the borrower is experiencing financial difficulty, and (b) the lender grants the borrower a concession.

The determination of whether a restructured loan is a TDR requires consideration of all of the facts and circumstances surrounding the modification. No single factor is determinative of whether a restructuring is a TDR. Determination of whether a modification is a TDR involves a large degree of judgment.

A TDR that involves a modification of debt terms, is accounted for only prospectively unless the carrying amount exceeds the undiscounted total amount of future cash payments.

At the time of the restructuring, the total amount of undiscounted future cash payments required by the modified terms is compared with the debt’s net carrying amount. A restructuring gain (or corresponding adjustment to the net carrying amount) is recognised only when the net carrying amount exceeds the total undiscounted future principal and interest payments of the restructured debt. If the total amount of future undiscounted cash payments required by the modified terms exceeds the debt’s net carrying amount, a restructuring gain is not recognized, and the effective interest rate is adjusted to reflect the modified terms.

In case of former, any fees paid to lenders and third parties has been reduced from the gain recorded in the consolidated statement of operations and in case of latter, any fees paid to lenders has been capitalized and fees paid to third parties has been expensed off in the consolidated statement of operations. Refer Note 14.

Common stock fair value
xxiii.	Common stock fair value

In absence of an active market for the Company’s common stock, the Company and its Board of Directors have obtained third-party valuations for purposes of granting stock-based awards and for calculating stock-based compensation expense. The Company obtained contemporaneous third-party valuations to assist the Board of Directors in determining fair value. The contemporaneous third-party valuation used the methodologies, approaches, and assumptions consistent with the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

Taxes
xxviii.	Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Interest related to unrecognized tax benefits in interest expense and penalties.

Contingencies
xxix.	Contingencies

The Company is subject to legal proceedings and claims that arise in the ordinary course of business. The Company accrues for losses associated with legal claims when such losses are probable and can be reasonably estimated. These accruals are adjusted as additional information becomes available or circumstances change.

Segment Information
xxx.	Segment Information

Operating segments are defined as components of an entity for which discrete financial information is available and is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in making decisions regarding resource allocation and performance assessment. The Company’s CODM is its Board of Directors. The Company has determined it has one operating and reportable segment as the CODM reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance.

Reclassification
xxxi.	Reclassification

Certain prior year amounts have been reclassified to confirm with current year presentation. These changes did not have any effect on net loss, stockholders’ equity, the consolidated statement of operations or the net change in cash and cash equivalents in the consolidated.